SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2016
Purchased software
Intangible assets
Estimated economic life of the intangible assets	5 years